LEASES (Schedule of Minimum of Lease Payments) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee Disclosure [Abstract]
2022	$ 1,411
2023	1,295
2024	1,147
2025	1,108
2026-2032	6,987
Total undiscounted lease payments	11,948
Less: imputed interest	(2,831)
Present value of lease liabilities	$ 9,117